7. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Total all locations	$ 757,325	$ 1,904,636	$ 2,321,471	$ 3,508,426
Mongolia [Member]
Total all locations	2,584	243,778	948,894	773,612
US [Member]
Total all locations	599,677	1,571,377	1,132,705	2,512,408
Other [Member]
Total all locations	$ 155,064	$ 89,481	$ 239,872	$ 222,406